Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Cash and bank balances	858,607	506,073
Less: Pledged deposits	(1,444)	(384)
Time deposits	(168,225)	(50,000)

Cash and cash equivalents	688,938	455,689

Denominated in USD	681,025	451,165
Denominated in RMB	5,875	4,335
Denominated in EUR	2,038	189

Cash and cash equivalents	688,938	455,689